Consolidated Statement Of Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement Of Equity [Abstract]
Common stock, shares issued	4,800,000
Common stock, shares repurchased	3,250	1,111,690
Warrants repurchased	1,400,000
Preferred stock, issuance costs		$ 256,000
Common stock issued 2009 Participation Plan (in shares)	3,000
Other Comprehensive Income:
Tax on unrealized (loss) gain on securities	3,063,000	5,000	129,000
Tax on foreign currency translation gain	3,311,000	4,269,000	1,472,000	160,000
Tax on forward foreign currency loss	$ 1,347,000